Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Acruence Active Hedge U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Acruence Active Hedge U.S. Equity ETF
Class Name	Acruence Active Hedge U.S. Equity ETF
Trading Symbol	XVOL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Acruence Active Hedge U.S. Equity ETF (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acruenceetf.com/. You can also request this information by contacting us at (833) 653-6400 or by contacting the Fund at Acruence Active Hedge U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Website	https://www.acruenceetf.com/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acruence Active Hedge U.S. Equity ETF	$43	0.83%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 7,092,000
Holdings Count | Holdings	52
Investment Company, Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Thousands)	$7,092
Number of Holdings	52
Portfolio Turnover	204%

Holdings [Text Block]	Sector (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Top Ten Holdings	(% of net assets)
Verizon Communications, Inc.	4.4
Brookfield Infrastructure Partners LP	3.6
Griffon Corp.	3.6
Truist Financial Corp.	3.0
NNN REIT, Inc.	2.9
Axis Capital Holdings Ltd.	2.9
WaFd, Inc.	2.6
Best Buy Co., Inc.	2.6
Cogent Communications Holdings, Inc.	2.5
Vistra Corp.	2.4

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.